UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Sandell Asset Management Corp.
Address:          40 West 57th Street
                  New York, NY 10019

Form 13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard Gashler
Title:            General Counsel
Phone:            212-603-5700

Signature, Place, and Date of Signing:

        /s/ Richard Gashler         New York, New York        February 13, 2009
        -------------------         -----------------          ---------------
             [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     38

Form 13F Information Table Value Total:     $498,089 (thousands)


List of Other Included Managers:

   None.


                                                                             FORM 13F
                                                                                                                (SEC USE ONLY)
QTR ENDED: 12/31/08                                       Name of Reporting Manager:  Sandell Asset Management

 Item 1:                      Item 2 :              Item 3:     Item 4:   Item 5:   Item 6:    Item 7:            Item 8:
 Name of Issuer               Title of Class        CUSIP     Fair Market Shares or Investment Managers   Voting Authority (Shares)
                                                    Number      Value     Principal Discretion See     (a) Sole (b) Shared  (c) None
                                                              (X$1000)    Amount               Instr. V

ADVANCED MICRO DEVICES INC CALLS    COM             007903107      432    200,000 CALL SOLE                200,000
AMERICAN EQTY INVT LIFE HLD NOTES   NOTE 5.250%12/0 025676AE7    5,280  8,000,000 PRN  SOLE                      -
AMERICAN ORIENTAL BIOENGR IN        COM             028731107    4,488    660,994 SHS  SOLE                660,994
AMERICREDIT CORP NOTES              NOTE 0.750% 9/1 03060RAP6    2,530  5,500,000 PRN  SOLE                      -
BANK OF AMERICA CORPORATION CALLS   COM             60505104       528     37,512 CALL SOLE                 37,512
BIONOVO INC                         COM             090643107      102    537,908 SHS  SOLE                537,908
CARDIUM THERAPEUTICS INC            COM             141916106      816  1,088,650 SHS  SOLE              1,088,650
CBIZ INC NOTES                      NOTE 3.125% 6/0 124805AB8    2,519  2,500,000 PRN  SOLE                      -
CENTRAL EUROPEAN DIST CORP          COM             153435102    1,026     52,100 SHS  SOLE                 52,100
CHINACAST EDU CORP                  UNIT 03/16/2009 16946T208      176     75,000 SHS  SOLE                 75,000
ENVIRONMENTAL PWR CORP              COM NEW         29406L201       22     34,285 SHS  SOLE                 34,285
EPIQ SYS INC                        COM             26882D109    5,033    301,205 SHS  SOLE                301,205
EXCO RESOURCES INC                  COM             269279402   23,742  2,620,492 SHS  SOLE              2,620,492
FAIR ISAAC CORP                     COM             303250104   48,456  2,874,000 SHS  SOLE              2,874,000
GENCORP INC                         COM             368682100   19,585  5,322,115 SHS  SOLE              5,322,115
GENCORP INC NOTES                   SDCV 2.250%11/1 368682AL4      750  2,000,000 PRN  SOLE                      -
GENENTECH INC                       COM NEW         368710406   58,928    710,747 SHS  SOLE                710,747
GRAN TIERRA ENERGY INC              COM             38500T101      140     50,000 SHS  SOLE                 50,000
INFOSPACE INC                       COM NEW         45678T201   20,923  2,771,204 SHS  SOLE              2,771,204
INOVIO BIOMEDICAL CORP              COM             45773H102      160    308,381 SHS  SOLE                308,381
KEMET CORP                          NOTE 2.250%11/1 488360AB4    2,516 12,500,000 PRN  SOLE                      -
LIGAND PHARMACEUTICALS INC          CL B            53220K207    5,925  2,162,398 SHS  SOLE              2,162,398
MACROVISION CORP NOTES              NOTE 2.625% 8/1 555904AB7    1,750  2,500,000 PRN  SOLE                      -
MAXWELL TECHNOLOGIES INC            COM             577767106    1,496    295,022 SHS  SOLE                295,022
MENTOR GRAPHICS CORP NOTES          SDCV 6.250% 3/0 587200AF3      822  1,295,000 PRN  SOLE                      -
MIRANT CORP NEW                     COM             60467R100   32,079  1,700,000 SHS  SOLE              1,700,000
NANOGEN INC                         COM             630075109       11     77,650 SHS  SOLE                 77,650
NEUROBIOLOGICAL TECH INC            COM NEW         64124W304       76    243,854 SHS  SOLE                243,854
PETROLEO BRASILEIRO SA PETRO        SP ADR NON VTG  71654V101    2,041    100,000 SHS  SOLE                100,000
PLAINS EXPL& PRODTN CO              COM             726505100   37,756  1,624,611 SHS  SOLE              1,624,611
PROSPECT MEDICAL HOLDINGS IN        COM             743494106      645    300,000 SHS  SOLE                300,000
PSIVIDA CORP                        COM             74440J101       24     25,261 SHS  SOLE                 25,261
SOUTHERN UN CO NEW                  COM             844030106  159,749 12,250,714 SHS  SOLE             12,250,714
TXCO RES INC                        COM             87311M102       75     50,457 SHS  SOLE                 50,457
VECTOR GROUP LTD                    NOTE 5.000%11/1 92240MAE8    5,350  5,000,000 PRN  SOLE                      -
WENDYS ARBYS GROUP INC              COM             950587105   43,233  8,751,631 SHS  SOLE              8,751,631
WILLIAMS COS INC DEL                COM             969457100    8,688    600,000 SHS  SOLE                600,000
ZIX CORP                            COM             98974P100      217    182,620 SHS  SOLE                182,620

                                               Value Total    $498,089

                                               Entry Total:         38

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